Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2025
Registrant Name	dei_EntityRegistrantName	BNY Mellon New York AMT-Free Municipal Bond Fund
Entity Central Index Key	dei_EntityCentralIndexKey	0000797920
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2026
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Mar. 31, 2026
BNY Mellon New York AMT-Free Municipal Bond Fund | A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSNYX
BNY Mellon New York AMT-Free Municipal Bond Fund | C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNYCX
BNY Mellon New York AMT-Free Municipal Bond Fund | I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNYIX
BNY Mellon New York AMT-Free Municipal Bond Fund | Y
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNYYX
BNY Mellon New York AMT-Free Municipal Bond Fund | Z
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNYAX